Discontinued Operations (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Line Items]
Gain on Disposal of Discontinued Operations (Note 5), net of tax	$ 0	$ (5,817,807)